Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 40,430	$ 41,527
Impairment	(176)	(165)
Intangible Assets With Indefinite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	38,320	39,395
Intangible Assets With Finite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets	$ 2,110	$ 2,132